CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments	December 31, 2023 (unaudited)
	Shares	Value
98.54% DEBT SECURITIES
49.90% ASSET BACKED BONDS
ACM Auto Trust 06/20/2030 7.970% 144A	322,585	$323,685
Amer. Credit Accept. Receivables Trust
11/15/2027 1.340% 144A . . . . . . .	1,000,000	967,090
Amer. Credit Accept. Receivables Trust
12/14/2026 1.310% 144A . . . . . . .	27,933	27,880
Amer. Credit Accept. Receivables Trust
06/13/2028 4.850% 144A . . . . . .	1,100,000	1,077,268
Amer. Credit Accept. Receivables Trust
06/13/2028 4.410% 144A . . . . . . .	1,982,804	1,971,360
Amer. Credit Accept. Receivables Trust
02/14/2028 1.820% 144A . . . . . . .	720,000	694,902
Angel Oak Mortgage Trust 01/25/2066
0.909% 144A . . . . . . . . . . . .	66,113	56,064
Aqua Finance Trust 07/17/2046
1.900% 144A . . . . . . . . . . . .	428,603	398,595
Ari Fleet Lease Trust 03/15/2030
0.370% 144A . . . . . . . . . . . .	3,769	3,761
Arivo Acceptance Auto Loan Rec’ls Trust
05/15/2028 3.930% 144A . . . . . .	564,145	553,780
Arivo Acceptance Auto Loan Rec’ls Trust
01/16/2029 6.900% 144A . . . . . .	664,819	665,141
Avid Automobile Receivables Trust
12/15/2027 7.350% 144A . . . . . . .	900,000	900,404
Avis Budget Rental Car Funding AESOP
LLC 03/20/2026 2.650% 144A . . . .	2,275,000	2,196,130
Bankers Healthcare Group 10/17/2035
5.320% 144A . . . . . . . . . . . .	44,091	43,803
BNSF Railway Co. 04/01/2024 5.342%(A) .	4,251	4,245
Carmax Auto Owner Trust
10/15/2027 1.550% . . . . . . . . .	250,000	233,564
CarMax Auto Owner Trust
01/15/2026 6.038%^
(United States 30 Day Average SOFR +
0.700%) . . . . . . . . . . . . . .	632,935	633,352
Carvana Auto Receivables Trust
03/10/2028 2.900% 144A . . . . . .	99,904	92,709
1

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
	Shares	Value
Carvana Auto Receivables Trust 12/11/2028
2.310% 144A . . . . . . . . . . . .	87,657	$86,474
Carvana Auto Receivables Trust 12/11/2028
4.130% 144A . . . . . . . . . . . .	550,000	532,453
Carvana Auto Receivables Trust
09/11/2028 1.240% . . . . . . . . .	291,539	273,945
Carvana Auto Receivables Trust
11/10/2028 5.540% . . . . . . . . .	175,000	172,155
Carvana Auto Receivables Trust
03/10/2028 1.070% . . . . . . . . .	273,245	255,876
Carvana Auto Receivables Trust
01/15/2026 3.430% 144A . . . . . . .	624,280	621,939
Carvana Auto Receivables Trust
04/12/2027 6.360% 144A . . . . . .	1,084,827	1,087,300
Carvana Auto Receivables Trust
08/10/2026 5.980% 144A . . . . . .	2,261,959	2,263,018
Carvana Auto Receivables Trust
01/15/2026 5.640% 144A . . . . . . .	546,656	546,423
Carvana Auto Receivables Trust
03/10/2028 0.970% . . . . . . . . .	380,123	360,321
Citigroup Mortgage Loan Trust
08/25/2050 2.500% 144A . . . . . .	74,195	62,144
COMM Mortgage Trust 09/15/2033
7.835%^ 144A
(US Treasury Yield Curve Rate Constant
Maturity 5 Year +3.597%) . . . . . .	65,000	42,545
Connecticut Avenue Securities Trust
07/25/2042 8.937%^ 144A
(US Treasury Yield Curve Rate Constant
Maturity 5 Year +3.597%) . . . . . . .	250,000	261,938
Connecticut Avenue Securities Trust
09/25/2042 7.837%^ 144A
(US Treasury Yield Curve Rate Constant
Maturity 5 Year +3.597%) . . . . . .	530,343	539,566
CPS Auto Receivables Trust 04/15/2030
4.880% 144A . . . . . . . . . . . .	1,250,000	1,238,590
CPS Auto Receivables Trust 04/15/2030
4.180% 144A . . . . . . . . . . . .	19,945	19,875
CPS Auto Trust 10/15/2029 7.140% 144A .	1,100,000	1,065,101
CPS Auto Trust 08/15/2028 5.190% 144A .	2,200,000	2,150,304
CPS Auto Trust 07/15/2025 4.300% 144A .	572,263	571,591
2

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
CPS Auto Trust 11/15/2030 10.720% 144A	.	450,000	$476,541
Credit Acceptance Auto Loan Trust
05/15/2030 1.000% 144A . . . . .	.	1,299,860	1,282,176
Credit Suisse Mortgage Trust 04/25/2044
3.803% 144A . . . . . . . . . . .	.	656,847	548,456
Credit Suisse Mortgage Trust 04/25/2044
3.803% 144A . . . . . . . . . . .	.	860,953	825,197
Drive Auto Receivables Trust 10/15/2027
0.870% . . . . . . . . . . . . .	.	1,295,379	1,279,127
Drive Auto Receivables Trust 01/16/2029
1.450% . . . . . . . . . . . . .	.	1,250,000	1,199,042
DT Auto Owner Trust 11/17/2025
2.550% 144A . . . . . . . . . . .	.	544,162	538,132
DT Auto Owner Trust 01/18/2028
2.380% 144A . . . . . . . . . . .	.	250,000	236,981
DT Auto Owner Trust 06/15/2026
1.470% 144A . . . . . . . . . . .	.	1,896,883	1,876,962
DT Auto Owner Trust 03/15/2028
4.720% 144A . . . . . . . . . . .	.	2,000,000	1,970,598
DT Auto Owner Trust 02/16/2027
1.500% 144A . . . . . . . . . . .	.	1,332,000	1,269,754
DT Auto Owner Trust 05/17/2027
1.310% 144A . . . . . . . . . . .	.	1,200,000	1,115,814
Exeter Automobile Receivables
06/15/2028 3.020% . . . . . . . .	.	1,695,000	1,604,538
Exeter Automobile Receivables
08/17/2026 4.000% 144A . . . . .	.	1,000,000	992,069
Exeter Automobile Receivables Trust
03/17/2025 3.710% 144A . . . . . .	.	87,163	87,075
Exeter Automobile Receivables Trust
10/15/2029 6.340% 144A . . . . . .	.	962,500	892,358
Exeter Automobile Receivables Trust
07/17/2028 4.560% . . . . . . . .	.	591,250	573,418
Exeter Automobile Receivables Trust
01/15/2026 0.740% . . . . . . . .	.	40,260	40,203
Exeter Automobile Receivables Trust
10/15/2027 1.460% . . . . . . . .	.	1,000,000	980,263
Exeter Automobile Receivables Trust
12/15/2026 4.860% . . . . . . . .	.	1,608,000	1,601,031
Exeter Automobile Receivables Trust
10/15/2026 0.960% . . . . . . . .	.	1,744,736	1,708,025
3

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
Federal Home Loan Mortgage Corp.
05/15/2027 3.000% . . . . . . .	. .	1,421,382	$46,856
Federal Home Loan Mortgage Corp.
03/15/2045 3.500% . . . . . . .	. .	307,095	300,485
Federal Home Loan Mortgage Corp.
05/25/2042 7.537%^ 144A
(United States 30 Day Average SOFR +
2.200%) . . . . . . . . . . . .	. .	1,772,086	1,796,982
Federal Home Loan Mortgage Corp.
07/15/2029 3.000% . . . . . . .	. .	22,115	22,057
Federal Home Loan Mortgage Corp.
06/25/2043 7.337%^ 144A
(United States 30 Day Average SOFR +
2.000%) . . . . . . . . . . . .	. .	1,171,888	1,181,997
Federal Home Loan Mortgage Corp.
05/25/2043 7.337%^ 144A
(United States 30 Day Average SOFR +
2.000%) . . . . . . . . . . . .	. .	1,936,015	1,954,610
Federal Home Loan Mortgage Corp.
04/25/2043 7.437%^ 144A
(United States 30 Day Average SOFR +
2.100%) . . . . . . . . . . . .	. .	1,019,761	1,035,673
Federal Home Loan Mortgage Corp.
01/25/2034 6.987%^ 144A
(United States 30 Day Average SOFR +
1.650%) . . . . . . . . . . . .	. .	24,961	25,065
Federal Home Loan Mortgage Corp.
06/25/2042 8.287%^ 144A
(United States 30 Day Average SOFR +
2.950%) . . . . . . . . . . . .	. .	49,000	50,302
Federal Home Loan Mortgage Corp.
02/25/2042 6.637%^ 144A
(United States 30 Day Average SOFR +
1.300%) . . . . . . . . . . . .	. .	98,944	98,944
Federal Home Loan Mortgage Corp.
10/25/2050 8.137%^ 144A
(United States 30 Day Average SOFR +
2.800%) . . . . . . . . . . . .	. .	55,335	56,112
Federal Home Loan Mortgage Corp.
12/25/2050 7.337%^ 144A
(United States 30 Day Average SOFR +
2.000%) . . . . . . . . . . . .	. .	695,141	700,527
4

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
Federal Home Loan Mortgage Corp.
02/15/2027 1.750% . . . . . . .	. .	510,320	$503,614
Federal Home Loan Mortgage Corp.
11/25/2043 7.187%^ 144A
(United States 30 Day Average SOFR +
1.850%) . . . . . . . . . . . .	. .	966,799	972,610
Federal National Mortgage Assoc.
12/25/2041 7.237%^ 144A
(United States 30 Day Average SOFR +
1.900%) . . . . . . . . . . . .	. .	250,000	250,390
Federal National Mortgage Assoc.
02/25/2046 0.164% . . . . . . .	. .	21,413,589	55,311
Federal National Mortgage Assoc.
01/25/2031 9.702%^
(ICE LIBOR USD 1 Month + 4.250%)	. .	1,000,000	1,082,933
Federal National Mortgage Assoc.
02/25/2047 0.114% . . . . . . .	. .	26,256,143	55,479
Federal National Mortgage Assoc.
11/25/2046 0.114% . . . . . . . .	. .	38,848,388	76,492
Federal National Mortgage Assoc.
08/25/2042 3.500% . . . . . .	. .	609,164	83,169
Federal National Mortgage Assoc.
12/25/2032 2.000% . . . . . . .	. .	129,684	118,249
Federal National Mortgage Assoc.
07/25/2043 7.037%^ 144A
(United States 30 Day Average SOFR +
1.700%) . . . . . . . . . . . .	. .	1,430,308	1,436,187
Federal National Mortgage Assoc.
04/25/2043 7.837%^ 144A
(United States 30 Day Average SOFR +
2.500%) . . . . . . . . . . . .	. .	1,869,446	1,898,778
Federal National Mortgage Assoc.
09/25/2037 3.000% . . . . . .	. .	116,191	114,069
Federal National Mortgage Assoc.
01/25/2043 7.637%^ 144A
(United States 30 Day Average SOFR +
2.300%) . . . . . . . . . . . .	. .	476,966	488,289
Federal National Mortgage Assoc.
06/25/2043 7.237%^ 144A
(United States 30 Day Average SOFR +
1.900%) . . . . . . . . . . . .	. .	488,312	491,776

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
Federal National Mortgage Assoc.
11/25/2041 6.237%^ 144A
(United States 30 Day Average SOFR +
0.900%) . . . . . . . . . . . .	. .	1,250,115	$ 1,246,644
Federal National Mortgage Assoc.
03/25/2042 7.437%^ 144A
(United States 30 Day Average SOFR +
2.100%) . . . . . . . . . . . .	. .	799,789	809,141
Federal National Mortgage Assoc.
10/25/2043 6.837%^ 144A
(United States 30 Day Average SOFR +
1.500%) . . . . . . . . . . . .	. .	958,987	961,090
Federal National Mortgage Assoc.
06/25/2042 8.287%^ 144A
(United States 30 Day Average SOFR +
2.950%) . . . . . . . . . . . .	. .	74,447	76,661
First Investors Auto Owner Trust
01/15/2027 2.030% 144A . . . . .	. .	494,449	485,830
First Investors Auto Owner Trust
06/15/2029 5.410% 144A . . . . .	. .	500,000	462,744
First Investors Auto Owner Trust
12/15/2025 2.800% 144A . . . . .	. .	641,556	640,645
Flagship Credit Auto Trust 09/15/2027
1.460% 144A . . . . . . . . . .	. .	350,000	326,423
Flagship Credit Auto Trust 05/15/2025
3.530% 144A . . . . . . . . . .	. .	135,829	134,818
Foursight Capital Automobile Recei Trust
05/15/2028 3.070% 144A . . . .	. .	600,000	558,898
GCAT Trust 08/25/2066 1.915% 144A	. .	151,194	131,627
GLS Auto Receivables Trust 07/15/2027
4.310% 144A . . . . . . . . . .	. .	725,000	713,210
GLS Auto Receivables Trust 05/15/2025
2.960% 144A . . . . . . . . . .	. .	29,066	29,024
GLS Auto Receivables Trust 08/15/2025
3.060% 144A . . . . . . . . . .	. .	634,583	631,938
GS Mortgage Securities Trust
09/10/2047 4.162% . . . . . . .	. .	750,000	730,242
Harvest SBA Loan Trust 06/25/2047
7.800%^ 144A
(ICE LIBOR USD 1 Month + 2.150%)	. .	645,114	619,309
Hertz Vehicle Financing LLC 12/26/2025
2.050% 144A . . . . . . . . . .	. .	300,000	288,733
6

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
JP Morgan Mortgage Trust 05/25/2050
3.500% 144A . . . . . . . . . . .	.	44,881	$39,545
JP Morgan Mortgage Trust 01/25/2051
3.000% 144A . . . . . . . . . . .	.	117,615	114,697
JP Morgan Mortgage Trust 10/25/2029
2.749% 144A . . . . . . . . . . .	.	80,495	76,750
JPMBB Commercial Mortgage Sec Trust
05/15/2048 3.342% . . . . . . . .	.	230,368	224,077
Lad Auto Receivables Trust 04/15/2030
6.850% 144A . . . . . . . . . . .	.	726,000	728,490
Lad Auto Receivables Trust 08/17/2026
1.300% 144A . . . . . . . . . . .	.	569,648	562,707
LAD Auto Receivables Trust 06/15/2027
5.930% 144A . . . . . . . . . . .	.	574,402	574,807
Lendbuzz Securitization Trust 12/15/2028
7.500% 144A . . . . . . . . . . .	.	600,000	608,235
Lendbuzz Securitization Trust 10/15/2024
6.030% 144A . . . . . . . . . . .	.	696,527	696,737
LendingPoint Asset Securitization Trust
02/15/2030 6.560% 144A . . . . .	.	190,451	190,346
Libra Solutions LLC 02/15/2035
7.000% 144A . . . . . . . . . . .	.	183,296	183,105
Lobel Automobile Receivables 04/16/2029
7.590% 144A . . . . . . . . . . .	.	548,759	552,312
Lobel Automobile Receivables Trust
07/15/2026 6.970% 144A . . . . .	.	667,296	668,547
M&T Equipment Notes 07/15/2030
6.090% 144A . . . . . . . . . . .	.	1,000,000	1,002,198
Marlette Funding Trust 12/17/2029
3.760% 144A . . . . . . . . . . .	.	1,162,677	1,156,616
Mill City Mortgage Trust 04/25/2066
3.500% 144A . . . . . . . . . . .	.	674,238	651,565
Morgan Stanley ReRemic Trust 12/26/2046
5.076%^ 144A
(12 Month Treasury Average + 1.090%)	.	19,292	19,135
Newtek Small Business Loan Trust
02/25/2044 7.950%^ 144A
(Prime - 0.550%) . . . . . . . . .	.	521,830	517,257
Oscar US Funding Trust 08/12/2024
5.796% 144A . . . . . . . . . . .	.	184,275	184,268
7

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
OSCAR US Funding Trust 04/10/2028
1.000% 144A . . . . . . . . . . .	.	1,040,000	$993,403
Pagaya AI Debt Selection Trust 01/25/2029
3.000% 144A . . . . . . . . . . .	.	18,971	18,467
Pagaya AI Debt Selection Trust 05/17/2027
6.430% 144A . . . . . . . . . . .	.	432,672	431,972
Pagaya AI Debt Selection Trust 03/15/2030
6.060% 144A . . . . . . . . . . .	.	877,431	875,600
Pagaya AI Debt Selection Trust 05/15/2029
1.740% 144A . . . . . . . . . . .	.	402,917	398,510
Pagaya AI Debt Selection Trust 07/15/2030
9.435% 144A . . . . . . . . . . .	.	499,931	509,607
Prestige Auto Receivables Trust
08/15/2025 3.010% 144A . . . . . .	.	2,025,064	2,017,160
Prestige Auto Receivables Trust
02/15/2028 1.530% 144A . . . . . .	.	825,600	786,038
Provident Funding Mortgage Trust
04/25/2051 2.500% 144A . . . . .	.	822,108	673,229
Research-Driven Pagaya Motor
03/25/2032 7.540% 144A . . . . .	.	275,000	276,511
Saluda Grade Alternative Mortgage Trust
06/01/2053 7.162% 144A . . . . . .	.	889,390	895,580
Santander Consumer Auto Receiv Trust
10/15/2025 0.330% 144A . . . . . .	.	18,168	18,139
Santander Consumer Auto Rec’ls Trust
04/15/2026 5.490% 144A . . . . .	.	1,946,001	1,943,726
Santander Drive Auto Receivables
09/15/2027 1.330% . . . . . . . .	.	1,200,000	1,146,416
Santander Drive Auto Receivables
07/15/2027 1.350% . . . . . . . .	.	1,000,000	963,082
Santander Retail Auto Lease Trust
11/20/2025 1.410% 144A . . . . . .	.	1,170,000	1,147,294
Santander Drive Auto Receivables Trust
04/17/2028 2.560% . . . . . . . .	.	500,000	486,720
Santander Drive Auto Receivables Trust
03/16/2026 5.870% . . . . . . . .	.	1,539,715	1,539,987
Santander Drive Auto Receivables Trust
02/16/2027 1.260% . . . . . . . .	.	996,341	977,753
Santander Drive Auto Receivables Trust
11/16/2026 1.130% . . . . . . . . .	.	3,079,297	3,000,861
8

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
Santander Drive Auto Receivables Trust
01/15/2027 1.480% . . . . . . . .	.	162,601	$159,021
Santander Drive Auto Receivables Trust
03/15/2027 4.430% . . . . . . . .	.	1,304,000	1,288,542
Santander Drive Auto Receivables Trust
09/15/2027 0.950% . . . . . . . .	.	600,920	595,576
Santander Drive Auto Receivables Trust
11/16/2026 1.640% . . . . . . . . .	.	1,186,958	1,166,487
SCF Equipment Trust LLC 08/21/2028
0.830% 144A . . . . . . . . . . .	.	142,445	140,365
SCF Equipment Trust LLC 07/20/2032
5.260% 144A . . . . . . . . . . .	.	500,000	450,368
Seashine Holding, LLC 05/20/2025
6.000% 144A . . . . . . . . . . .	.	1,649,428	1,606,394
Sequoia Mortgage Trust 04/25/2050
3.000% 144A . . . . . . . . . . .	.	168,539	161,611
SMB Private Education Loan Trust
09/15/2037 2.230% 144A . . . . .	.	1,071,924	995,181
SoFi Consumer Loan Program Trust
09/25/2030 1.300% 144A . . . . .	.	874,691	865,568
Spruce Hill Mortgage Loan Trust
01/28/2050 2.521% 144A . . . . . .	.	234,330	233,236
Towd Point HE Trust 02/25/2063
6.875% 144A . . . . . . . . . . .	.	470,675	481,497
Tricolor Auto Securitization Trust
06/15/2028 13.450% 144A . . . . .	.	600,000	625,093
Tricolor Auto Securitization Trust
09/15/2026 3.230% 144A . . . . .	.	2,000,000	1,974,768
Trinity Rail Leasing LP 10/18/2049
2.390% 144A . . . . . . . . . . .	.	245,678	233,501
United Airlines Holdings, Inc. 04/11/2024
4.150% . . . . . . . . . . . . . .	.	483,203	480,995
United Auto Credit Securitization Trust
11/10/2028 5.000% 144A . . . . . .	.	850,000	776,642
United Auto Credit Securitization Trust
06/10/2027 2.850% 144A . . . . .	.	500,000	487,161
United Auto Credit Securitization Trust
04/10/2029 10.000% 144A . . . . .	.	600,000	548,746
Upstart Securitization Trust 05/20/2032
6.100% 144A . . . . . . . . . . .	.	2,000,000	1,987,894
9

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
Upstart Structured Pass Through
11/15/2030 7.010% 144A . . . . . .	.	935,573	$936,100
USASF Receivables LLC 04/15/2025
3.980% 144A . . . . . . . . . . .	.	1,137,345	1,090,383
USASF Receivables LLC 03/15/2027
9.350% 144A . . . . . . . . . . .	.	1,786,875	1,786,212
Velocity Commercial Capital 11/25/2053
7.670% 144A . . . . . . . . . . .	.	298,407	305,860
Veros Auto Receivables Trust 07/16/2029
7.230% 144A . . . . . . . . . . .	.	1,900,000	1,868,126
Veros Auto Receivables Trust 11/15/2028
7.120% 144A . . . . . . . . . . .	.	627,954	630,371
Verus Securitization Trust 11/25/2059
3.192% 144A . . . . . . . . . . .	.	346,435	338,725
Verus Securitization Trust 07/25/2059
3.913% 144A . . . . . . . . . . .	.	16,265	15,567
Westlake Automobile Receivable
01/15/2026 2.760% 144A . . . . . .	.	1,049,830	1,044,920
Westlake Automobile Receivable
03/15/2027 3.490% 144A . . . . .	.	487,200	469,729
Westlake Automobile Receivables
01/15/2027 6.230% 144A . . . . . .	.	1,200,000	1,206,535
Winwater Mortgage Loan Trust 01/20/2046
3.778% 144A . . . . . . . . . . .	.	165,248	154,954
World Omni Select Auto Trust 03/15/2027
6.188%^
(United States 30 Day Average SOFR +
0.850%) . . . . . . . . . . . . .	.	1,519,012	1,520,347
X-Caliber Funding LLC 11/01/2024
8.600%^ 144A
(CME Term SOFR 1 Month + 3.250%)	.	1,200,000	1,201,957
49.90% TOTAL ASSET BACKED BONDS . . . . . . . . . . . .			123,516,865
28.02% CORPORATE BONDS
6.07% COMMUNICATION SERVICES
Abercrombie & Fitch Management Co.
07/15/2025 8.750% 144A . . . . .	.	550,000	558,483

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
	Shares	Value
AMN Healthcare, Inc. 10/01/2027
4.625% 144A . . . . . . . . . . . .	110,000	$104,088
Avolon Holdings Funding Ltd. 05/15/2024
5.250% 144A . . . . . . . . . . . .	1,000,000	994,523
Banque Federative du Credit Mutuel
10/04/2026 1.604% 144A . . . . . . .	2,000,000	1,827,792
Blackstone Private Credit Fund 09/15/2024
1.750% . . . . . . . . . . . . . . .	115,000	111,538
Blackstone Private Credit Fund 01/15/2025
2.700% . . . . . . . . . . . . . .	250,000	241,135
Can-Pack SA/Canpack US LLC 11/01/2025
3.125% 144A . . . . . . . . . . . .	500,000	473,758
Cargill, Inc. 04/22/2025 3.500% 144A . . . .	500,000	491,325
Credit Agricole SA 01/26/2027
1.247% 144A . . . . . . . . . . . .	2,000,000	1,841,340
Domtar Corp. 10/01/2028 6.750% 144A . .	100,000	90,372
Hughes Satellite Systems 08/01/2026
5.250% . . . . . . . . . . . . . .	500,000	439,986
Korn Ferry International 12/15/2027
4.625% 144A . . . . . . . . . . . .	500,000	481,842
Macquarie Group Ltd. 06/21/2028
4.098% 144A . . . . . . . . . . . .	2,000,000	1,920,546
Michael Kors USA, Inc. 11/01/2024
4.250% 144A . . . . . . . . . . . .	1,700,000	1,661,750
PRA Health Sciences, Inc. 07/15/2026
2.875% 144A . . . . . . . . . . . .	110,000	102,788
Qorvo, Inc. 12/15/2024 1.750% . . . . .	550,000	527,699
Reliance Steel & Aluminum Co.
08/15/2025 1.300% . . . . . . . . .	1,000,000	935,330
SBL Holdings, Inc. 11/13/2026
5.125% 144A . . . . . . . . . . . .	600,000	564,854
SLM Corp. 10/29/2025 4.200% . . . . .	110,000	106,700
Societe Generale SA 03/28/2024
3.875% 144A . . . . . . . . . . . .	500,000	497,602.00
Sprint LLC 06/15/2024 7.125% . . . . . .	550,000	552,385
Targa Resources Partners LP 03/01/2030
5.500% . . . . . . . . . . . . . .	500,000	499,910
		15,025,746

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
	Shares	Value
3.52% CONSUMER DISCRETIONARY
Allison Transmission, Inc. 10/01/2027
4.750% 144A . . . . . . . . . . . .	550,000	$531,448
BorgWarner, Inc. 02/15/2029 7.125% . . .	600,000	650,248
Brunswick Corp. 08/01/2027 7.125% . . .	1,606,000	1,671,573
Brunswick Corp. 08/18/2024 0.850% . .	1,000,000	967,608
Ford Motor Company 10/01/2028 6.625% .	550,000	579,296
General Motors Financial Co. Perpetual
5.750% . . . . . . . . . . . . . .	500,000	443,500
Hasbro, Inc. 07/15/2028 6.600% . . . .	798,000	832,352
PACCAR Financial Corp. 04/07/2025
2.850% . . . . . . . . . . . . . .	500,000	488,601
Tapestry, Inc. 11/27/2025 7.050% . . . .	550,000	562,102
Toll Bros Finance Corp. 03/15/2027
4.875% . . . . . . . . . . . . . .	1,000,000	994,194
Tri Pointe Group Homes 06/15/2024
5.875% . . . . . . . . . . . . . .	1,000,000	1,000,000
		8,720,922
1.92% CONSUMER STAPLES
Allergen Funding SCS 06/15/2024 3.850% .	300,000	297,598
Element Fleet Management 04/06/2024
1.600% 144A . . . . . . . . . . . .	1,059,000	1,045,501
HCA, Inc. 09/15/2025 7.580% . . . . . .	817,000	841,830
Teva Pharmaceutical Industries Ltd.
05/09/2027 4.750% . . . . . . . . .	100,000	95,750
Triton Container 06/07/2024 1.150% 144A .	2,527,000	2,465,675
		4,746,354
4.08% ENERGY
Enbridge, Inc. 02/16/2024 6.020%^ . . .	500,000	500,138
Energy Transfer LP 01/15/2024 5.875% . .	1,100,000	1,099,749
Energy Transfer LP Perpetual 6.625% . .	600,000	500,994
Energy Transfer LP 02/01/2024 4.900% .	845,000	844,073
Enlink Midstream Partner 04/01/2024
4.400% . . . . . . . . . . . . . .	600,000	594,000

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
	Shares	Value
Marathon Petroleum Corp. 09/15/2024
3.625% . . . . . . . . . . . . . .	659,000	$648,668
Midwest Connector Capital 04/01/2024
3.900% 144A . . . . . . . . . . . .	1,000,000	994,272
Occidental Petroleum Corp. 09/01/2025
5.875% . . . . . . . . . . . . . .	1,485,000	1,493,353
Phillips 66 Partners LP 03/01/2028
3.750% . . . . . . . . . . . . . .	540,000	475,297
Spectra Energy Partners 03/15/2024
4.750% . . . . . . . . . . . . . .	600,000	598,816
TransCanada Pipelines Ltd. 06/15/2029
7.700% . . . . . . . . . . . . . .	1,150,000	1,270,581
Williams Companies, Inc. 01/15/2025
3.900% . . . . . . . . . . . . . .	1,100,000	1,082,362
		10,102,303
5.45% FINANCIALS
Aircastle Ltd. 05/01/2024 4.125% . . . .	1,100,000	$1,091,322
Ally Financial, Inc. 11/20/2025 5.750% . .	250,000	248,442
Ares Finance Co. LLC 10/08/2024
4.000% 144A . . . . . . . . . . . .	1,000,000	978,660
Bank of America Corp. Perpetual 4.375% .	125,000	111,403
Barclays plc 05/07/2026 2.852% . . . .	250,000	241,039
Citigroup, Inc. Perpetual 4.000% . . . .	500,000	460,206
CNA Financial Corp. 05/15/2024 3.950% .	550,000	545,975
EPR Properties 04/15/2028 4.950% . . .	220,000	208,565
Fifth Third Bancorp 10/27/2025 5.852% .	400,000	398,907
First Citizens Bancshare Perpetual 9.618%	1,000,000	1,017,274
The Goldman Sachs Group, Inc Perpetual
3.650% . . . . . . . . . . . . . .	500,000	443,384
ING Groep NV 03/29/2027 3.950% . . .	2,000,000	1,934,960
Keycorp 05/23/2025 3.878% . . . . . .	600,000	586,592
Lloyds Banking Group plc 03/18/2026
3.511% . . . . . . . . . . . . . . .	550,000	537,127
LXP Industrial Trust 06/15/2024 4.400% .	1,290,000	1,276,154
Metropolitan Life INS Co. 02/15/2024
7.875% 144A . . . . . . . . . . . .	750,000	750,859
13

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
	Shares	Value
Old Republic International Corp.
10/01/2024 4.875% . . . . . . . . .	1,000,000	$992,167
Societe Generale SA 11/24/2025
4.750% 144A . . . . . . . . . . . .	250,000	244,828
Synchrony Bank 08/22/2025 5.400% . .	600,000	590,990
Transamerica Capital II 12/01/2026
7.650% 144A . . . . . . . . . . . .	825,000	840,594
		13,499,448
3.81% INDUSTRIALS
Allegion US Holding Co. 10/01/2024
3.200% . . . . . . . . . . . . . .	1,000,000	979,862
Ball Corp. 03/15/2026 4.875% . . . . .	500,000	498,174
The Boeing Co 02/01/2024 1.950% . . .	1,000,000	996,736
Fluor Corp. 09/15/2028 4.250% . . . . .	440,000	415,723
GATX Corp. 03/30/2027 3.850% . . . .	600,000	574,859
Hubbell, Inc. 08/15/2027 3.150% . . . .	1,079,000	1,021,253
Penske Truck Leasing 03/10/2025
3.950% 144A . . . . . . . . . . . .	775,000	760,715
Ryder System, Inc. 09/01/2025 3.350% .	1,000,000	970,639
Timken Co. 12/15/2028 4.500% . . . . .	500,000	486,408
Timken Co. 05/08/2028 6.875% . . . .	480,000	500,924
Trimble, Inc. 12/01/2024 4.750% . . . . .	1,200,000	1,187,843
Weyerhaeuser Co. 02/15/2026 7.700% .	1,000,000	1,044,470
		9,437,606
0.30% INFORMATION TECHNOLOGY
Micron Technology, Inc. 02/15/2027
4.185% . . . . . . . . . . . . . . .	250,000	245,206
Western Digital Corp. 02/15/2026 4.750% .	500,000	490,509
		735,715
1.25% MATERIALS
Celanese US Holdings LLC 03/15/2025
6.050% . . . . . . . . . . . . . .	1,000,000	1,006,124
FMC Corp. 10/01/2026 3.200% . . . . .	800,000	756,786
14

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments - continued		December 31, 2023 (unaudited)
			Shares	Value
	Nutrien Ltd. 11/07/2024 5.900% . . . .	.	500,000	$501,353
	Steel Dynamics, Inc. 12/15/2026 5.000%	.	813,000	818,002
				3,082,265
1.62%	UTILITIES
	Jersey Central Power & Light 04/01/2024
	4.700% 144A . . . . . . . . . . .	.	1,000,000	996,376
	Monongahela Power Co. 04/15/2024
	4.100% 144A . . . . . . . . . . .	.	1,000,000	993,196
	Vistra Operations Co. LLC 07/15/2024
	3.550% 144A . . . . . . . . . . .	.	1,000,000	985,932
	Washington Gas Light Co. 10/09/2026
	6.820% . . . . . . . . . . . . .	.	1,000,000	1,029,222
				4,004,726
28.02%	TOTAL CORPORATE BONDS . . . . . . . . . . . . .			69,355,085
20.62%	TREASURIES
	US Treasury 11/15/2024 0.750% . . . .	.	5,000,000	4,825,195
	US Treasury 01/31/2027 1.500% . . . .	.	1,107,000	1,027,564
	US Treasury 01/31/2025 4.125% . . . .	.	7,300,000	7,254,375
	US Treasury 03/31/2024 2.250% . . .	.	5,000,000	4,962,695
	US Treasury 02/15/2024 2.750% . . .	.	5,000,000	4,984,235
	US Treasury 04/15/2028 1.250% . . .	.	4,103,280	3,996,102
	US Treasury 03/28/2024 0.000%(A) . .	.	1,000,000	987,586
	US Treasury 01/30/2024 0.000%(A) . .	.	1,000,000	995,883
	US Treasury 05/31/2024 2.000% . . .	.	2,000,000	1,973,360
	US Treasury 02/29/2024 2.125% . . .	.	2,000,000	1,989,740
	US Treasury 02/29/2024 2.375% . . .	.	2,000,000	1,990,580
	US Treasury 04/30/2024 2.500% . . .	.	2,000,000	1,981,718
	US Treasury 04/15/2024 0.375% . . .	.	2,000,000	1,972,500
	US Treasury 03/31/2024 2.125% . . . .	.	2,000,000	1,984,062
	US Treasury 12/15/2026 4.375% . . . .	.	5,000,000	5,048,830
	US Treasury 11/30/2025 4.875% . . . .	.	5,000,000	5,051,760

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
20.62%	TOTAL TREASURIES . . . . . . . . . . . . . . . . .		$ 51,026,185
98.54%	TOTAL DEBT SECURITIES . . . . . . . . . . . . . . .		243,898,135
0.25%	PREFERRED STOCK
	Farm Credit Bank 6.700% Perpetual . . .	6,000	607,500
0.25%	TOTAL PREFERRED STOCK . . . . . . . . . . . . . .		607,500
0.48%	MONEY MARKET FUND
	Federated Government Obligations Fund
	5.230%(B) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,197,166	1,197,166
99.27%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		$245,702,801
0.73%	Assets net of liabilities . . . . . . . . . . . . . . . . .		1,807,228
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$247,510,029

^ Rate is determined periodically. Rate shown is the rate as of December 29, 2023

(A)Non-income producing

(B)Effective 7 day yield as of December 29,2023 See Notes to Schedule of Investments

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $119,058,054 and is 48.10% of the Fund’s net assets.

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Corporate Bonds . . . . .	—	69,355,085	—	69,355,085
Asset Backed Bonds .	—	123,516,865	—	123,516,865
Preferred Stocks . . .	607,500
U.S. Treasury Notes .	51,026,185	—	—	51,026,185
Money Market Funds .	1,197,166	—	—	1,197,166
Total Investments . .	$ 52,830,851	$192,871,950	$—	$245,702,801

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023.

At December 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $247,947,472 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$956,533
Gross unrealized depreciation	(3,201,204)
Net unrealized appreciation
$(2,244,671)

QUARTERLY REPORT